Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 7,591,000	$ 5,300,000
Share based compensation	(635,000)	(524,000)
Non-cash interest and financing expenses	(472,000)	(694,000)
Other temporary differences	(63,000)	(378,000)
Less: Valuation allowance	(6,421,000)	(3,704,000)
Deferred tax assets, net